Revenue (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Remaining performance obligation		$ 84,000	$ 111,000
SEALS Corp
Remaining performance obligation	$ 157,392